Note 12 - Financial Assets at Fair Value through Profit and Loss (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Total Fair Value [Domain Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Total financial assets at fair value through profit or loss		€ 527,980	€ 530,713
Trading Financial Assets [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Trading securities		97,756	97,986
Other trading assets	[1]	10,173	12,889
Total trading assets		107,929	110,875
Positive market values from derivative financial instruments		343,493	332,931
Total trading financial assets		451,422	443,805
Non-Trading Fair Value [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Securities purchased under resale agreement		46,057	53,366
Securities borrowed		17,009	17,918
Loans		2,192	3,174
Other financial assets mandatory at fair value through profit or loss		10,864	12,443
Total non-trading financial assets mandatory at fair value through profit or loss		76,121	86,901
Designated Fair Value [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Securities purchased under resale agreement		0	0
Securities borrowed		0	0
Loans		437	7
Other financial assets mandatory at fair value through profit or loss		0	0
Total financial assets designated at fair value through profit or loss		€ 437	€ 7

[1]	Includes traded loans of EUR8.3billion and EUR12.3billion at December 31, 2020 and 2019 respectively.